CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Hedging reserves [Member]	Accumulated surplus [Member]	Total
Balance at Dec. 31, 2017	$ 1,213	$ 16,187	$ (24,783)	$ (3,246)	$ 23	$ 75,802	$ 65,196
Loss for the period						(22,090)	(22,090)
Other comprehensive income				(520)			(520)
Total comprehensive loss				(520)		(22,090)	(22,610)
Share-based payments (Note 22)						1,607	1,607
Shares purchased (Note 21)			(139)				(139)
Balance at Dec. 31, 2018	1,213	16,187	(24,922)	(3,766)	23	55,319	44,054
Loss for the period						(28,914)	(28,914)
Other comprehensive income				(167)			(167)
Total comprehensive loss				(167)		(28,914)	(29,081)
Share-based payments (Note 22)						839	839
Adjustment on transition to IFRS 16 (Note 13)						(11,099)	(11,099)
Balance at Dec. 31, 2019	1,213	16,187	(24,922)	(3,933)	23	16,145	4,713
Loss for the period						(6,388)	(6,388)
Other comprehensive income				(1,360)			(1,360)
Total comprehensive loss				(1,360)		(6,388)	(7,748)
Share-based payments (Note 22)						816	816
Balance at Dec. 31, 2020	$ 1,213	$ 16,187	$ (24,922)	$ (5,293)	$ 23	$ 10,573	$ (2,219)